Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Land	$ 123,129	$ 136,195
Buildings and leasehold improvements	997,305	977,590
Equipment	1,123,928	1,115,223
Total cost	2,244,362	2,229,008
Total accumulated depreciation	(1,117,320)	(1,109,123)
Property and equipment, net	$ 1,127,042	$ 1,119,885